INVESTMENTS IN DEBT AND EQUITY SECURITIES (Shares) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 11,530	$ 19,374	$ 61,326
Equity Securities pledged to creditors	10,238	9,007
Common stock - Frontline Ltd
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	10,238	9,007
Equity Securities pledged to creditors	10,200	9,000
Common stock - NorAm Drilling
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	1,292	1,484
Common Stock, ADS
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 0	$ 8,883